Related Party Transactions - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Key Management Compensation [Abstract]
Key management personnel compensation	$ 1,113	$ 98
Directors’ fees	623	115
Stock-based compensation	$ 827	$ 608